1. NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Notes
1. NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

ZenaTech, Inc. (“ZenaTech” or the “Company”) was incorporated by Articles of Incorporation in the State of Illinois, United States of America (“USA”), on August 31, 2017, under the name ZenaPay, Inc. On August 11, 2020, the name of the Company was changed to ZenaDrone, Inc., and on October 5, 2020, to ZenaTech, Inc. to better reflect the business of the Company and its corporate organization.

Until November 30, 2018, the Company was a wholly owned subsidiary of Epazz, Inc. (“Epazz”), after which it was restructured as a separate entity by way of a stock dividend to Epazz shareholders. On December 14, 2018, the Company was domiciled in British Columbia, Canada, through Articles of Continuance pursuant to the provisions of the Business Corporation Act (British Columbia).

The Company’s principal address and office is located at Suite 1404, 69 Yonge Street, Toronto, Ontario M5E 1K3. The Company’s registered and records office is located at Suite 700 – 1199 West Hastings Street, Vancouver, British Columbia V6E 3T5, Canada.

ZenaTech, Inc. is an enterprise software technology company specializing in the development of mission-critical cloud-based software applications that can be integrated with smart hardware to create innovative solutions for companies in a variety of industries. The Company, through its wholly owned subsidiaries, currently conducts business in the operating segments listed below.

•ZenaTech, Inc. (“ZenaTech”), originally incorporated under the name ZenaPay, Inc., a British Columbia, Canada, company, provides cloud-based enterprise safety and compliance management software and mobile solutions that can be utilized in a variety of industries including for field management services

•PacePlus, Inc.(“PacePlus”) is a Wyoming, USA corporation that provides cloud-based enterprise software solutions for the medical records industry with its subsidiaries,

oSystemView, Inc. (“SystemView”) is a Wyoming, USA corporation that provides software solutions for the automated facility management industry, and,

oZigVoice, Inc. (“ZigVoice”) is a Wyoming, USA corporation that provides software solutions for the contact center industry.

•WorkAware, Inc. (“WorkAware”), a WorkAware, Inc., a Wyoming, USA company, provides cloud-based enterprise safety and compliance management software and mobile solutions that can be utilized in a variety of industries including field management services,

•TillerStack, GmbH., a German corporation which provides cloud-based enterprise field service management software and mobile solutions for a variety of industries.

•PsPortals, Inc. (“PsPortals”) is a Delaware, USA corporation that provides browser-based enterprise software applications for public safety.

•ZenaDrone, Inc. (“ZenaDrone WY”) is a Wyoming, USA, company, and its subsidiaries,

oZenaDrone Limited is an Irish entity established for the Irish and European Union drone sales and drone services operations. The Company created ZenaDrone Limited to register with the Irish Aviation Authority.

oZenaDrone Manufacturing, Inc. is an Arizona corporation established to manufacture drones in the United States of America.

•ZenaDrone Trading LLC (“ZenaDrone LLC”) is a Dubai, United Arab Emirates (“UAE”) corporation established in the Middle East for the drone commercial, marketing and sales drone operations with its subsidiary,

oZenaDrone Manufacturing (FZE) (“ZenaDrone FZE”) is a Sharjah, UAE company, established in the Middle East for the manufacturing of drones and batteries.

•Ecker Capital, Inc. (“Ecker”), a holding company for

oInteractive Systems, Inc., a software inventory management company,

ointerlinkONE, Inc., a SaaS cloud-based solutions for warehouse and inventory fulfillment company, and

oESM Software, Inc., a software technology provider specializing in developing business strategy management solutions.

•ZooOffice, Inc., DBA Jadian, a global software and services company that provides complete solutions for companies for the purposes of managing companies’ compliance, and its subsidiary,

oDeskFlex, Inc., provides smart desk booking and office hoteling software solutions.

•Drone as a Service, Inc, a Wyoming Corporation, opened in anticipation of 2025 operations in the drone industry.

•Spider Vision Sensors, Ltd., in anticipation of opening a sensors and component manufacturing facility in Taipei, Taiwan to supply components that will be used in the ZenaDrone products.

The Company created two entities named ZenaDrone Manufacturing LLC and ZenaDrone US, LLC following a Memorandum of Understanding with NightSun, LLC in July 2023. NightSun shall receive a 51% interest in the LLC and ZenaDrone shall receive 49% interest of any sales by ZenaDrone LLC. These two entities do not have no revenue yet.

ZenaDrone WY with its subsidiaries and ZenaDrone LLC with its subsidiaries, collectively “ZenaDrone,” operate in the drone industry and have separate production processes, customers and sales distribution systems. ZenaDrone will be a separate financial reporting segment in 2025, when it will have revenue. ZenaDrone entities were a cost center for the current period and the year ended December 31, 2024.

ZenaTech, Inc. sold all ZenaPay, Inc.’s common stock to Epazz Limited, Ireland on October 2, 2023. ZenaPay, Inc., a Wyoming, USA corporation was a subsidiary of ZenaTech, Inc., a British Columbia corporation that provided cryptocurrency wallets and cloud-based enterprise software solutions for e-commerce industry.

On October 1, 2024 ZenaTech listed its common stock on Nasdaq.com, a New York stock trading exchange, under the ticker ‘ZENA’.

During the last quarter of 2024 ZenaTech acquired the following companies and patents: (i) ZooOffice, Inc. from Epazz, which develops cloud business software products for businesses and government (ii) Ecker Capital, LLC., from Ameritek Ventures Inc., which is a software developer for warehouse software products (to be used in developing the Company's IQ drone series) (iii) a design patent from Epazz that allows for the ZenaDrone 1000 to be able to generate lift from its body design and increasing payload capacity, and (iv) a utility patent from Epazz that allows for the ZenaDrone 1000 to be recharged remotely without human assistance. In consideration for the acquisitions, the Company issued Common Shares, Super Voting shares and preferred shares.

The Company created Drone as a Service, Inc, a Wyoming Corporation, in anticipation of 2025 operations in the drone industry. ZenaTech also opened a company in Taiwan, Spider Vision Sensors, Ltd., in anticipation of opening a sensors and component manufacturing facility in Taipei, Taiwan to supply components that will be used in the ZenaDrone products.

Today ZenaTech is a group of companies that offers various world-class cloud-based software and enterprise software solutions for the medical records industry and compliance management for field management. The Company’s clients operate in a variety of industries, including agriculture. The Company is branching into the drone manufacturing and service industry.

We prepared these consolidated financial statements under a going concern basis, which presume that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company had an accumulated deficit of $(8,524,113) as of December 31, 2024, while the Company had an accumulated deficit of $(4,042,362) as of December 31, 2023. The working capital was $3,387,365 as of December 31, 2024, while the working capital was $1,493,931 as of December 31, 2023. Working capital is current assets minus current liabilities.